Variable interest entity	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On May 27, 2020, Infobird WFOE entered into the Contractual Arrangements with Infobird Beijing. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Infobird Beijing as a VIE which should be consolidated till the dispose occurred in August, 2023, based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Infobird Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Infobird Beijing pays service fees equal to all of its net income to Infobird WFOE. The Contractual Arrangements are designed so that Infobird Beijing operates for the benefit of Infobird WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Infobird Beijing are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows, included in assets and liabilities from discontinued operations items:

	December 31, 2023	December 31, 2022

Current assets	$—	$1,504,164
Other assets	—	9,008,407
Total assets	—	10,512,571
Total liabilities	—	(27,769,551)
Net assets	$—	$(17,256,980)

	December 31, 2023	December 31, 2022

Current liabilities:
Accounts payable	$—	$428,049
Bank loans - current	—	3,548,242
Other payables and accrued liabilities	—	1,134,344
Due to related parties	—	53,671
Other payable - intercompany	—	16,448,028
Deferred revenue	—	5,437,499
Lease liabilities	—	39,861
Taxes payable	—	653,085
Total current liabilities	—	27,742,779
Bank loans - noncurrent	—	18,170
Lease liabilities - noncurrent	—	8,602
Total liabilities	$—	$27,769,551

The summarized operating results of the VIEs are as follows, included in net loss from discontinued operations and net loss attributable to noncontrolling interest from discontinuing operations:

	For the period ended August 11, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Operating revenues*	$3,173,124	$6,093,457	$9,894,064
Gross profit	1,575,941	2,566,055	2,520,414
Loss from operations	(4,121,315)	(13,046,004)	(13,932,990)
Net loss	$(4,310,491)	$(13,224,939)	$(13,836,367)
Net loss attributable to INFOBIRD CO., LTD	(4,018,865)	(12,305,833)	(13,482,686)
Net loss attributable to non-controlling interest	(291,626)	(919,106)	(353,681)

*	During the year ended December 31, 2023, 2022 and 2021, Operating revenues include $583,302, $601,777 and $342,984 intercompany revenue to Infobird WFOE, respectively.